Quarterly Holdings Report
for
Fidelity® Small-Mid Factor ETF
April 30, 2020
SFE-QTLY-0620
1.9892235.101

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 3.6%
Diversified Telecommunication Services – 0.5%
Cogent Communications Holdings, Inc.	325	$27,245
GCI Liberty, Inc. Class A (a)	515	31,327
		58,572
Entertainment – 0.5%
Cinemark Holdings, Inc.	746	10,653
Sciplay Corp. Class A (a)	1,191	12,565
Zynga, Inc. Class A (a)	5,930	44,712
		67,930
Interactive Media & Services – 0.2%
Match Group, Inc. (a)	350	26,936
Media – 2.4%
Altice USA, Inc. Class A (a)	1,621	42,097
AMC Networks, Inc. Class A (a)	469	11,186
Cable One, Inc.	26	49,734
Central European Media Enterprises Ltd. Class A (a)	2,961	11,518
John Wiley & Sons, Inc. Class A	425	15,959
MSG Networks, Inc. Class A (a)	847	10,062
National CineMedia, Inc.	1,758	5,801
Nexstar Media Group, Inc. Class A	264	18,491
Sinclair Broadcast Group, Inc. Class A	613	10,820
Sirius XM Holdings, Inc.	6,671	39,426
TechTarget, Inc. (a)	544	12,686
TEGNA, Inc.	1,403	15,040
The Interpublic Group of Cos., Inc.	1,907	32,381
The New York Times Co. Class A	942	30,634
		305,835
TOTAL COMMUNICATION SERVICES		459,273
CONSUMER DISCRETIONARY – 11.9%
Auto Components – 1.2%
Autoliv, Inc.	448	26,889
BorgWarner, Inc.	1,124	32,113
Dorman Products, Inc. (a)	282	17,788
Gentex Corp.	1,371	33,233
LCI Industries	210	18,211
Lear Corp.	306	29,881
		158,115
Automobiles – 0.3%
Harley-Davidson, Inc.	934	20,389
Winnebago Industries, Inc.	355	15,752
		36,141
Distributors – 0.3%
Pool Corp.	211	44,660
Diversified Consumer Services – 1.6%
American Public Education, Inc. (a)	624	16,081
Bright Horizons Family Solutions, Inc. (a)	297	34,586
Carriage Services, Inc.	619	9,297
Collectors Universe, Inc.	510	11,205

	Shares	Value

frontdoor, Inc. (a)	627	$ 24,271
Graham Holdings Co. Class B	41	15,990
H&R Block, Inc.	1,266	21,079
Laureate Education, Inc. Class A (a)	1,082	10,247
Service Corp. International	964	35,417
Strategic Education, Inc.	168	26,762
		204,935
Hotels, Restaurants & Leisure – 3.3%
Bloomin' Brands, Inc.	967	11,652
Brinker International, Inc.	464	10,802
Choice Hotels International, Inc.	245	18,387
Churchill Downs, Inc.	226	22,650
Cracker Barrel Old Country Store, Inc.	178	17,337
Denny's Corp. (a)	825	9,298
Dunkin' Brands Group, Inc.	475	29,849
Extended Stay America, Inc.	1,707	18,555
Hilton Grand Vacations, Inc. (a)	741	15,265
Hyatt Hotels Corp. Class A	284	15,978
Jack in the Box, Inc.	252	15,196
Papa John's International, Inc.	293	21,072
Planet Fitness, Inc. Class A (a)	471	28,415
Ruth's Hospitality Group, Inc.	758	8,531
Six Flags Entertainment Corp.	657	13,146
Texas Roadhouse, Inc.	456	21,473
The Cheesecake Factory, Inc.	489	10,900
The Wendy's Co.	1,294	25,699
Vail Resorts, Inc.	208	35,568
Wingstop, Inc.	260	30,490
Wyndham Destinations, Inc.	603	15,419
Wyndham Hotels & Resorts, Inc.	563	21,231
		416,913
Household Durables – 2.1%
Cavco Industries, Inc. (a)	91	14,076
Helen of Troy Ltd. (a)	164	26,942
Installed Building Products, Inc. (a)	254	12,525
KB Home	699	18,342
La-Z-Boy, Inc.	600	14,070
Leggett & Platt, Inc.	759	26,664
M.D.C. Holdings, Inc.	494	14,449
M/I Homes, Inc. (a)	415	10,566
Meritage Homes Corp. (a)	321	16,872
Mohawk Industries, Inc. (a)	309	27,105
Taylor Morrison Home Corp. (a)	972	14,142
Tempur Sealy International, Inc. (a)	312	16,770
Toll Brothers, Inc.	783	18,808
TopBuild Corp. (a)	247	23,018
TRI Pointe Group, Inc. (a)	1,326	15,222
		269,571
Multiline Retail – 0.1%
Kohl's Corp.	849	15,673
Specialty Retail – 2.1%
Aarons, Inc.	493	15,732

2

Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Advance Auto Parts, Inc.	344	$ 41,593
Asbury Automotive Group, Inc. (a)	216	14,580
AutoNation, Inc. (a)	534	19,886
Foot Locker, Inc.	710	18,197
Group 1 Automotive, Inc.	198	11,205
Hibbett Sports, Inc. (a)	607	9,366
Lithia Motors, Inc. Class A	178	19,680
Murphy USA, Inc. (a)	233	24,884
Penske Automotive Group, Inc.	385	13,852
Rent-A-Center, Inc.	684	13,615
Sally Beauty Holdings, Inc. (a)	1,203	11,681
The Buckle, Inc.	637	9,753
Williams-Sonoma, Inc.	465	28,756
Winmark Corp.	75	11,250
		264,030
Textiles, Apparel & Luxury Goods – 0.9%
Carter's, Inc.	283	22,131
Deckers Outdoor Corp. (a)	173	25,736
Ralph Lauren Corp.	290	21,396
Skechers U.S.A., Inc. Class A (a)	852	24,009
Steven Madden Ltd.	620	15,543
		108,815
TOTAL CONSUMER DISCRETIONARY		1,518,853
CONSUMER STAPLES – 3.6%
Beverages – 0.6%
Keurig Dr Pepper, Inc.	1,477	39,082
The Boston Beer Co., Inc. Class A (a)	75	34,988
		74,070
Food & Staples Retailing – 0.7%
Casey's General Stores, Inc.	223	33,764
Ingles Markets, Inc. Class A	383	15,638
Performance Food Group Co. (a)	708	20,780
US Foods Holding Corp. (a)	1,156	24,854
		95,036
Food Products – 1.6%
Campbell Soup Co.	907	45,332
Flowers Foods, Inc.	1,387	30,902
Ingredion, Inc.	424	34,429
J&J Snack Foods Corp.	142	18,038
John B Sanfilippo & Son, Inc.	213	17,494
Lancaster Colony Corp.	167	22,483
Pilgrim's Pride Corp. (a)	735	16,170
Sanderson Farms, Inc.	178	24,233
		209,081
Household Products – 0.2%
WD-40 Co.	123	21,436
Personal Products – 0.4%
Herbalife Nutrition Ltd. (a)	661	24,688

	Shares	Value

USANA Health Sciences, Inc. (a)	230	$ 20,521
		45,209
Tobacco – 0.1%
Vector Group Ltd.	1,493	15,975
TOTAL CONSUMER STAPLES		460,807
ENERGY – 3.2%
Energy Equipment & Services – 0.4%
Cactus, Inc. Class A	889	15,806
Core Laboratories N.V.	729	14,296
Matrix Service Co. (a)	1,134	11,839
Solaris Oilfield Infrastructure, Inc. Class A	1,879	12,852
		54,793
Oil, Gas & Consumable Fuels – 2.8%
Arch Coal, Inc. Class A	420	12,260
Cabot Oil & Gas Corp.	2,910	62,914
CONSOL Energy, Inc. (a)	2,149	16,311
CVR Energy, Inc.	726	17,315
Delek US Holdings, Inc.	1,037	24,214
Diamond S Shipping, Inc. (a)	1,925	23,889
Falcon Minerals Corp.	4,502	11,007
HollyFrontier Corp.	1,024	33,833
International Seaways, Inc.	1,014	24,539
Kosmos Energy Ltd.	5,046	8,326
Magnolia Oil & Gas Corp. Class A (a)	2,347	15,185
Par Pacific Holdings, Inc. (a)	1,191	11,577
PBF Energy, Inc. Class A	1,177	13,418
REX American Resources Corp. (a)	291	17,309
Talos Energy, Inc. (a)	1,118	12,734
Teekay Tankers Ltd. Class A (a)	1,397	28,373
World Fuel Services Corp.	768	19,200
		352,404
TOTAL ENERGY		407,197
FINANCIALS – 14.3%
Banks – 5.1%
1st Source Corp.	367	12,746
Bank of Hawaii Corp.	313	21,340
Cathay General Bancorp	676	18,874
City Holding Co.	252	17,033
Comerica, Inc.	746	26,006
Commerce Bancshares, Inc.	598	36,592
Community Trust Bancorp, Inc.	406	13,763
ConnectOne Bancorp, Inc.	750	11,205
Eagle Bancorp, Inc.	464	16,277
Enterprise Financial Services Corp.	427	13,126
First Citizens BancShares, Inc. Class A	60	22,920
First Financial Corp.	408	14,492
First Foundation, Inc.	1,048	14,420
First Horizon National Corp.	2,059	18,696
First Midwest Bancorp, Inc.	1,134	16,760
3

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Banks – continued
Fulton Financial Corp.	1,482	$ 17,325
German American Bancorp, Inc.	528	15,697
Great Southern Bancorp, Inc.	308	13,112
Hancock Whitney Corp.	688	14,386
Hilltop Holdings, Inc.	919	17,737
Horizon Bancorp, Inc.	997	11,346
Independent Bank Corp.	763	11,208
Lakeland Bancorp, Inc.	1,087	12,164
MidWestOne Financial Group, Inc.	504	10,518
Nicolet Bankshares, Inc. (a)	244	13,425
Popular, Inc.	609	23,501
Preferred Bank	296	11,292
QCR Holdings, Inc.	408	12,558
Sandy Spring Bancorp, Inc.	556	14,178
ServisFirst Bancshares, Inc.	563	19,998
Sterling Bancorp	1,458	17,977
Stock Yards Bancorp, Inc.	463	15,298
Synovus Financial Corp.	958	20,128
Texas Capital Bancshares, Inc. (a)	447	12,418
UMB Financial Corp.	376	19,116
Valley National Bancorp	2,789	23,316
Western Alliance Bancorp	606	21,743
Zions Bancorp NA	920	29,081
		651,772
Capital Markets – 2.0%
Artisan Partners Asset Management, Inc. Class A	644	18,959
Cohen & Steers, Inc.	292	16,860
Diamond Hill Investment Group, Inc.	119	13,038
E*TRADE Financial Corp.	1,151	46,742
Eaton Vance Corp.	725	26,608
Federated Hermes, Inc.	755	17,191
Hamilton Lane, Inc. Class A	333	21,595
Lazard Ltd. Class A	758	20,845
Morningstar, Inc.	171	26,669
SEI Investments Co.	682	34,755
Waddell & Reed Financial, Inc. Class A	1,177	17,125
		260,387
Consumer Finance – 0.8%
Credit Acceptance Corp. (a)	86	26,795
Encore Capital Group, Inc. (a)	530	13,769
Navient Corp.	1,818	13,853
Nelnet, Inc. Class A	346	16,660
OneMain Holdings, Inc.	668	16,172
Regional Management Corp. (a)	608	9,692
		96,941
Diversified Financial Services – 0.6%
FGL Holdings	2,087	21,663
Jefferies Financial Group, Inc.	1,591	21,829

	Shares	Value

Voya Financial, Inc.	732	$ 33,064
		76,556
Insurance – 3.8%
American Financial Group, Inc.	416	27,556
American National Insurance Co.	173	13,927
AMERISAFE, Inc.	297	18,910
Assurant, Inc.	338	35,909
Assured Guaranty Ltd.	677	20,127
Athene Holding Ltd. Class A (a)	782	21,114
Employers Holdings, Inc.	468	14,213
Erie Indemnity Co. Class A	161	28,668
First American Financial Corp.	652	30,070
Hallmark Financial Services, Inc. (a)	901	3,892
Horace Mann Educators Corp.	487	17,123
Kinsale Capital Group, Inc.	208	22,593
National Western Life Group, Inc. Class A	62	11,949
Old Republic International Corp.	1,690	26,956
Primerica, Inc.	273	28,367
Reinsurance Group of America, Inc.	332	34,754
RenaissanceRe Holdings Ltd.	247	36,064
RLI Corp.	308	22,432
Safety Insurance Group, Inc.	218	18,338
Selective Insurance Group, Inc.	453	22,709
The Hanover Insurance Group, Inc.	254	25,497
		481,168
Mortgage Real Estate Investment Trusts (REITs) – 0.7%
Apollo Commercial Real Estate Finance, Inc.	1,347	10,978
Ares Commercial Real Estate Corp.	1,028	7,967
Blackstone Mortgage Trust, Inc. Class A	887	20,871
Chimera Investment Corp.	1,416	11,002
MFA Financial, Inc.	3,573	6,253
Starwood Property Trust, Inc.	1,604	20,756
TPG RE Finance Trust, Inc.	938	7,213
Two Harbors Investment Corp.	1,951	8,916
		93,956
Thrifts & Mortgage Finance – 1.3%
Axos Financial, Inc. (a)	727	16,757
Essent Group Ltd.	663	18,113
Flagstar Bancorp, Inc.	550	14,251
Meridian Bancorp, Inc.	1,040	12,251
Meta Financial Group, Inc.	524	9,652
MGIC Investment Corp.	2,313	16,908
NMI Holdings, Inc. Class A (a)	722	9,762
PennyMac Financial Services Inc.	589	17,770
Radian Group, Inc.	1,319	19,759
TrustCo Bank Corp.	2,233	14,068
Washington Federal, Inc.	723	19,333
		168,624
TOTAL FINANCIALS		1,829,404

4

Common Stocks – continued
	Shares	Value
HEALTH CARE – 15.6%
Biotechnology – 2.4%
ACADIA Pharmaceuticals, Inc. (a)	750	$ 36,233
Allakos, Inc. (a)	262	17,229
Anika Therapeutics, Inc. (a)	386	12,827
Arena Pharmaceuticals, Inc. (a)	477	23,359
Arrowhead Pharmaceuticals, Inc. (a)	670	23,068
Eagle Pharmaceuticals, Inc. (a)	281	14,325
Emergent BioSolutions, Inc. (a)	391	28,914
Krystal Biotech, Inc. (a)	282	13,308
Myriad Genetics, Inc. (a)	655	10,126
Natera, Inc. (a)	600	22,224
Neurocrine Biosciences, Inc. (a)	488	47,892
PDL BioPharma, Inc. (a)	4,540	15,391
United Therapeutics Corp. (a)	299	32,758
Vanda Pharmaceuticals, Inc. (a)	1,247	14,341
		311,995
Health Care Equipment & Supplies – 4.1%
ABIOMED, Inc. (a)	226	43,222
Atrion Corp.	25	15,796
Cantel Medical Corp.	363	13,431
CONMED Corp.	237	17,517
Globus Medical, Inc. Class A (a)	550	26,103
Haemonetics Corp. (a)	301	34,248
Hill-Rom Holdings, Inc.	374	42,071
ICU Medical, Inc. (a)	148	32,458
Integer Holdings Corp. (a)	285	21,221
Integra LifeSciences Holdings Corp. (a)	506	25,831
LeMaitre Vascular, Inc.	435	12,393
Masimo Corp. (a)	265	56,686
Meridian Bioscience, Inc. (a)	1,798	21,576
Mesa Laboratories, Inc.	68	16,184
Natus Medical, Inc. (a)	540	13,495
Neogen Corp. (a)	402	25,161
Nevro Corp. (a)	215	25,293
NuVasive, Inc. (a)	378	23,013
Quidel Corp. (a)	318	44,202
Varex Imaging Corp. (a)	624	16,305
		526,206
Health Care Providers & Services – 3.5%
Acadia Healthcare Co., Inc. (a)	736	17,671
Addus HomeCare Corp. (a)	198	16,042
Amedisys, Inc. (a)	199	36,648
AMN Healthcare Services, Inc. (a)	376	17,664
Chemed Corp.	87	36,242
CorVel Corp. (a)	192	10,116
DaVita, Inc. (a)	524	41,401
Encompass Health Corp.	548	36,305
Guardant Health, Inc. (a)	327	25,166
LHC Group, Inc. (a)	202	26,258
Magellan Health, Inc. (a)	270	16,397
MEDNAX, Inc. (a)	876	12,720

	Shares	Value

Molina Healthcare, Inc. (a)	358	$ 58,701
National HealthCare Corp.	207	14,153
National Research Corp.	246	12,691
RadNet, Inc. (a)	775	10,943
Select Medical Holdings Corp. (a)	1,007	17,189
The Ensign Group, Inc.	497	18,593
Triple-S Management Corp. Class B (a)	887	15,017
US Physical Therapy, Inc.	165	12,458
		452,375
Health Care Technology – 1.3%
HealthStream, Inc. (a)	626	14,288
HMS Holdings Corp. (a)	828	23,743
Inovalon Holdings, Inc. Class A (a)	969	16,958
Omnicell, Inc. (a)	320	23,328
Simulations Plus, Inc.	462	17,579
Teladoc Health, Inc. (a)	404	66,494
		162,390
Life Sciences Tools & Services – 2.4%
Avantor, Inc. (a)	1,482	24,912
Bio-Rad Laboratories, Inc. Class A (a)	117	51,492
Bio-Techne Corp.	207	46,575
Bruker Corp.	665	26,148
Charles River Laboratories International, Inc. (a)	285	41,231
Medpace Holdings, Inc. (a)	249	19,885
NeoGenomics, Inc. (a)	858	23,458
PRA Health Sciences, Inc. (a)	365	35,222
Repligen Corp. (a)	318	36,936
		305,859
Pharmaceuticals – 1.9%
Catalent, Inc. (a)	805	55,666
Corcept Therapeutics, Inc. (a)	1,478	18,712
Horizon Therapeutics PLC (a)	1,094	39,428
Innoviva, Inc. (a)	1,236	17,526
Jazz Pharmaceuticals PLC (a)	304	33,516
Perrigo Co. PLC	743	39,602
Phibro Animal Health Corp. Class A	592	15,812
Prestige Consumer Healthcare, Inc. (a)	534	21,728
		241,990
TOTAL HEALTH CARE		2,000,815
INDUSTRIALS – 15.4%
Aerospace & Defense – 0.8%
Aerojet Rocketdyne Holdings, Inc. (a)	486	19,994
BWX Technologies, Inc.	535	28,387
Curtiss-Wright Corp.	234	24,254
Hexcel Corp.	462	15,981
Spirit AeroSystems Holdings, Inc. Class A	558	12,365
		100,981
Air Freight & Logistics – 0.4%
CH Robinson Worldwide, Inc.	656	46,511
5

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Airlines – 0.3%
Alaska Air Group, Inc.	615	$ 20,000
Hawaiian Holdings, Inc.	552	7,949
JetBlue Airways Corp. (a)	1,619	15,769
		43,718
Building Products – 1.8%
AAON, Inc.	370	17,627
AO Smith Corp.	771	32,675
Armstrong World Industries, Inc.	292	22,507
Builders FirstSource, Inc. (a)	871	15,983
CSW Industrials, Inc.	209	13,844
Lennox International, Inc.	174	32,482
Owens Corning	577	25,019
Simpson Manufacturing Co., Inc.	284	20,476
Trex Co., Inc. (a)	331	31,518
UFP Industries, Inc.	456	18,751
		230,882
Commercial Services & Supplies – 1.9%
ABM Industries, Inc.	524	18,073
Brady Corp. Class A	382	16,632
Cimpress PLC (a)	197	14,340
Clean Harbors, Inc. (a)	322	17,204
Deluxe Corp.	367	10,338
Ennis, Inc.	642	11,948
Herman Miller, Inc.	503	11,338
Kimball International, Inc. Class B	799	9,804
Knoll, Inc.	636	7,416
McGrath RentCorp	235	12,819
MSA Safety, Inc.	218	24,531
Rollins, Inc.	822	32,880
Steelcase, Inc. Class A	937	10,260
Tetra Tech, Inc.	344	25,896
UniFirst Corp.	112	18,833
		242,312
Construction & Engineering – 1.0%
AECOM (a)	818	29,661
Arcosa, Inc.	430	16,026
EMCOR Group, Inc.	346	21,981
MasTec, Inc. (a)	426	15,293
Quanta Services, Inc.	809	29,415
Valmont Industries, Inc.	156	18,290
		130,666
Electrical Equipment – 1.1%
Acuity Brands, Inc.	237	20,522
Atkore International Group, Inc. (a)	450	10,953
Generac Holdings, Inc. (a)	354	34,494
GrafTech International Ltd.	1,237	10,044
Hubbell, Inc.	279	34,716
Sensata Technologies Holding PLC (a)	825	30,014
		140,743

	Shares	Value

Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	275	$ 33,264
Machinery – 4.4%
AGCO Corp.	372	19,657
Alamo Group, Inc.	128	12,600
Allison Transmission Holdings, Inc.	662	24,057
Blue Bird Corp. (a)	596	7,313
Crane Co.	316	17,206
Donaldson Co., Inc.	670	29,366
Douglas Dynamics, Inc.	301	11,125
ESCO Technologies, Inc.	207	15,794
Federal Signal Corp.	582	15,673
Graco, Inc.	826	36,889
ITT, Inc.	477	25,147
Lincoln Electric Holdings, Inc.	345	27,776
Miller Industries, Inc.	379	11,514
Nordson Corp.	250	40,228
Omega Flex, Inc.	124	11,172
Oshkosh Corp.	355	23,973
Pentair PLC	872	30,163
RBC Bearings, Inc. (a)	158	20,015
Rexnord Corp.	781	21,298
Snap-on, Inc.	261	34,006
The Timken Co.	442	16,610
The Toro Co.	529	33,756
WABCO Holdings, Inc. (a)	274	36,820
Watts Water Technologies, Inc. Class A	219	18,046
Woodward, Inc.	309	18,713
		558,917
Professional Services – 1.6%
Barrett Business Services, Inc.	163	7,974
CBIZ, Inc. (a)	624	14,820
CoreLogic, Inc.	577	22,168
Exponent, Inc.	358	25,178
FTI Consulting, Inc. (a)	236	30,057
Huron Consulting Group, Inc. (a)	262	14,682
ICF International, Inc.	201	14,782
Kforce, Inc.	403	12,070
ManpowerGroup, Inc.	327	24,276
Robert Half International, Inc.	613	28,977
TrueBlue, Inc. (a)	613	9,520
		204,504
Road & Rail – 0.7%
JB Hunt Transport Services, Inc.	416	42,066
Landstar System, Inc.	246	25,414
Saia, Inc. (a)	213	19,707
		87,187
Trading Companies & Distributors – 1.2%
Applied Industrial Technologies, Inc.	316	16,555
BMC Stock Holdings, Inc. (a)	618	13,133
GMS, Inc. (a)	585	10,752
HD Supply Holdings, Inc. (a)	861	25,555

6

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Trading Companies & Distributors – continued
MSC Industrial Direct Co., Inc. Class A	327	$ 19,502
SiteOne Landscape Supply, Inc. (a)	267	23,664
Triton International Ltd.	494	15,304
Watsco, Inc.	182	29,300
		153,765
TOTAL INDUSTRIALS		1,973,450
INFORMATION TECHNOLOGY – 15.6%
Communications Equipment – 1.1%
Ciena Corp. (a)	881	40,746
F5 Networks, Inc. (a)	329	45,817
Juniper Networks, Inc.	1,847	39,895
Ubiquiti, Inc.	118	19,120
		145,578
Electronic Equipment, Instruments & Components – 3.5%
Anixter International, Inc. (a)	244	22,658
Arrow Electronics, Inc. (a)	465	29,258
Avnet, Inc.	716	21,494
Badger Meter, Inc.	329	19,421
Benchmark Electronics, Inc.	556	11,487
Dolby Laboratories, Inc. Class A	415	24,912
Fabrinet (a)	333	20,896
FLIR Systems, Inc.	754	32,724
Insight Enterprises, Inc. (a)	333	18,079
Itron, Inc. (a)	292	20,387
Jabil, Inc.	822	23,378
Littelfuse, Inc.	158	22,948
Methode Electronics, Inc.	528	15,851
Napco Security Technologies, Inc. (a)	648	12,986
National Instruments Corp.	708	27,201
Plexus Corp. (a)	294	18,431
Sanmina Corp. (a)	660	18,302
ScanSource, Inc. (a)	508	13,167
SYNNEX Corp.	243	21,277
Tech Data Corp. (a)	221	31,081
Vishay Intertechnology, Inc.	1,111	18,431
		444,369
IT Services – 3.5%
Alliance Data Systems Corp.	271	13,569
CACI International, Inc. Class A (a)	139	34,769
Cardtronics PLC Class A (a)	420	9,618
Cass Information Systems, Inc.	288	11,552
CSG Systems International, Inc.	376	18,266
Euronet Worldwide, Inc. (a)	262	24,041
EVERTEC, Inc.	596	15,103
ExlService Holdings, Inc. (a)	304	18,766
Genpact Ltd.	827	28,474
International Money Express, Inc. (a)	1,255	10,140
KBR, Inc.	993	20,118
ManTech International Corp. Class A	252	18,789

	Shares	Value

MAXIMUS, Inc.	411	$ 27,669
NIC, Inc.	898	21,759
Perficient, Inc. (a)	380	13,235
Perspecta, Inc.	855	18,442
Sabre Corp.	1,566	11,385
Science Applications International Corp.	332	27,111
Switch, Inc. Class A	1,031	17,702
Sykes Enterprises, Inc. (a)	523	14,974
The Hackett Group, Inc.	942	13,970
TTEC Holdings, Inc.	389	15,163
Verra Mobility Corp. (a)	1,263	11,316
WEX, Inc. (a)	212	28,052
		443,983
Semiconductors & Semiconductor Equipment – 3.7%
Advanced Energy Industries, Inc. (a)	323	17,959
Amkor Technology, Inc. (a)	1,565	15,462
Cabot Microelectronics Corp.	196	24,018
Cirrus Logic, Inc. (a)	379	28,652
Diodes, Inc. (a)	402	20,458
Entegris, Inc.	732	39,696
Inphi Corp. (a)	328	31,665
Lattice Semiconductor Corp. (a)	1,173	26,404
MKS Instruments, Inc.	315	31,573
Monolithic Power Systems, Inc.	220	43,980
ON Semiconductor Corp. (a)	2,145	34,417
Photronics, Inc. (a)	1,258	15,033
Power Integrations, Inc.	238	24,359
Rambus, Inc. (a)	1,197	14,999
Silicon Laboratories, Inc. (a)	274	26,638
SolarEdge Technologies, Inc. (a)	308	34,370
Universal Display Corp.	227	34,077
Xperi Corp.	997	15,234
		478,994
Software – 3.5%
ACI Worldwide, Inc. (a)	794	21,756
Aspen Technology, Inc. (a)	359	36,708
Avalara, Inc. (a)	396	35,391
Blackbaud, Inc.	369	20,391
CDK Global, Inc.	691	27,142
Five9, Inc. (a)	410	37,995
GlobalSCAPE, Inc.	1,304	12,153
j2 Global, Inc.	302	24,353
LogMeIn, Inc.	333	28,458
Manhattan Associates, Inc. (a)	405	28,731
MicroStrategy, Inc. Class A (a)	117	14,781
Model N, Inc. (a)	530	15,296
Nuance Communications, Inc. (a)	1,867	37,713
Paylocity Holding Corp. (a)	233	26,685
Progress Software Corp.	457	18,696
Qualys, Inc. (a)	276	29,101
SPS Commerce, Inc. (a)	355	19,706
7

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Software – continued
Verint Systems, Inc. (a)	472	$ 20,173
		455,229
Technology Hardware, Storage & Peripherals – 0.3%
NCR Corp. (a)	832	17,073
Xerox Holdings Corp. (a)	1,032	18,875
		35,948
TOTAL INFORMATION TECHNOLOGY		2,004,101
MATERIALS – 5.2%
Chemicals – 2.4%
Advanced Emissions Solutions, Inc.	1,184	8,797
Axalta Coating Systems Ltd. (a)	1,199	23,668
Balchem Corp.	236	21,061
CF Industries Holdings, Inc.	1,099	30,222
Chase Corp.	160	15,082
Innospec, Inc.	214	15,519
Koppers Holdings, Inc. (a)	475	7,486
NewMarket Corp.	58	23,864
RPM International, Inc.	639	42,436
Sensient Technologies Corp.	365	17,443
Stepan Co.	203	19,366
The Scotts Miracle-Gro Co.	249	30,883
Tredegar Corp.	731	12,047
Valvoline, Inc.	1,266	21,763
WR Grace & Co.	420	19,837
		309,474
Construction Materials – 0.1%
Eagle Materials, Inc.	292	17,815
Containers & Packaging – 1.4%
AptarGroup, Inc.	343	36,728
Graphic Packaging Holding Co.	1,899	25,352
Packaging Corp. of America	471	45,522
Silgan Holdings, Inc.	714	24,633
Sonoco Products Co.	576	28,132
UFP Technologies, Inc. (a)	298	12,814
		173,181
Metals & Mining – 1.1%
Commercial Metals Co.	1,056	16,832
Reliance Steel & Aluminum Co.	353	31,622
Royal Gold, Inc.	348	42,640
Steel Dynamics, Inc.	1,221	29,634
Warrior Met Coal, Inc.	795	9,977
Worthington Industries, Inc.	481	12,718
		143,423
Paper & Forest Products – 0.2%
Neenah, Inc.	248	12,118
Schweitzer-Mauduit International, Inc.	492	15,852
		27,970
TOTAL MATERIALS		671,863

	Shares	Value
REAL ESTATE – 8.5%
Equity Real Estate Investment Trusts (REITs) – 8.3%
Agree Realty Corp.	312	$ 20,314
American Assets Trust, Inc.	426	12,064
American Campus Communities, Inc.	774	27,314
American Finance Trust, Inc.	1,261	9,722
American Homes 4 Rent Class A	1,382	33,362
Apartment Investment & Management Co. Class A	774	29,157
Apple Hospitality REIT, Inc.	1,530	14,810
Armada Hoffler Properties, Inc.	836	8,034
Brixmor Property Group, Inc.	1,643	18,812
CoreSite Realty Corp.	231	27,995
Corporate Office Properties Trust	792	20,925
Cousins Properties, Inc.	828	24,981
CubeSmart	1,105	27,846
Easterly Government Properties, Inc.	752	20,236
EastGroup Properties, Inc.	230	24,380
EPR Properties	452	13,298
Equity Commonwealth	807	27,398
Essential Properties Realty Trust, Inc.	756	11,106
Federal Realty Investment Trust	341	28,395
First Industrial Realty Trust, Inc.	745	28,139
Four Corners Property Trust, Inc.	646	14,464
Gaming and Leisure Properties, Inc.	1,009	28,494
Getty Realty Corp.	500	13,580
Healthcare Realty Trust, Inc.	808	23,747
Healthcare Trust of America, Inc. Class A	1,142	28,127
Highwoods Properties, Inc.	608	23,596
Kilroy Realty Corp.	502	31,255
Kimco Realty Corp.	2,098	22,889
Lamar Advertising Co. Class A	436	25,135
Lexington Realty Trust	1,980	20,691
Life Storage, Inc.	278	24,350
LTC Properties, Inc.	401	14,276
Monmouth Real Estate Investment Corp. Class A	1,140	15,493
National Health Investors, Inc.	303	16,683
National Retail Properties, Inc.	839	27,385
Omega Healthcare Investors, Inc.	1,087	31,686
Physicians Realty Trust	1,300	20,046
Piedmont Office Realty Trust, Inc. Class A	957	16,604
Preferred Apartment Communities, Inc. Class A	1,188	8,803
PS Business Parks, Inc.	144	18,589
Retail Opportunity Investments Corp.	1,111	10,782
Retail Properties of America, Inc. Class A	1,719	10,658
Rexford Industrial Realty, Inc.	658	26,794
Sabra Health Care REIT, Inc.	1,290	16,538
Spirit Realty Capital, Inc.	588	18,087
STORE Capital Corp.	1,092	21,916
Summit Hotel Properties, Inc.	1,400	8,484

8

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Sunstone Hotel Investors, Inc.	1,736	$ 15,954
Terreno Realty Corp.	456	24,998
Universal Health Realty Income Trust	141	15,081
Urban Edge Properties	1,035	11,903
Urstadt Biddle Properties, Inc. Class A	613	8,956
Weingarten Realty Investors	838	15,243
Xenia Hotels & Resorts, Inc.	1,010	9,797
		1,069,372
Real Estate Management & Development – 0.2%
Newmark Group, Inc. Class A	1,503	5,832
RE/MAX Holdings, Inc. Class A	364	9,569
The RMR Group, Inc. Class A	309	9,165
		24,566
TOTAL REAL ESTATE		1,093,938
UTILITIES – 3.0%
Electric Utilities – 1.7%
ALLETE, Inc.	309	17,786
El Paso Electric Co.	298	20,264
Hawaiian Electric Industries, Inc.	607	23,958
IDACORP, Inc.	277	25,423
MGE Energy, Inc.	254	16,424
NRG Energy, Inc.	1,207	40,471
OGE Energy Corp.	950	29,944
Otter Tail Corp.	333	14,778
Portland General Electric Co.	497	23,255
		212,303
Gas Utilities – 0.2%
ONE Gas, Inc.	296	23,594

	Shares	Value

Independent Power and Renewable Electricity Producers – 0.3%
Clearway Energy, Inc. Class C	874	$17,506
Ormat Technologies, Inc.	303	18,911
		36,417
Multi-Utilities – 0.7%
Avista Corp.	443	19,067
Black Hills Corp.	347	21,493
MDU Resources Group, Inc.	1,051	23,606
NorthWestern Corp.	315	18,172
Unitil Corp.	220	11,068
		93,406
Water Utilities – 0.1%
American States Water Co.	252	20,001
TOTAL UTILITIES		385,721
TOTAL COMMON STOCKS (Cost $13,890,000)		12,805,422
Money Market Fund – 0.1%

Fidelity Cash Central Fund, 0.16% (Cost $7,209)	7,207	7,209
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $13,897,209)		12,812,631
NET OTHER ASSETS (LIABILITIES) – 0.00%		4,368
NET ASSETS – 100.0%		$ 12,816,999

Legend
(a)	Non-income producing.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$1
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
9

Schedule of Investments (Unaudited)–continued
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
10

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
11